Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 15, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,091,506	14,761,925	13,110,000
Common stock, shares outstanding	9,091,506	14,761,925	13,110,000
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	4,500	0
Temporary equity, shares issued	4,233	0
Temporary equity, shares outstanding	4,233	0